Basis of presentation	12 Months Ended
Dec. 31, 2017
Disclosure of basis of preparation [line items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of presentation

These consolidated financial statements have been prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company has determined that it meets the definition of an investment entity under IFRS 10.

Certain prior year financial information has been reclassified to conform to the presentation in the current year.

These financial statements were approved by the board of directors for issue on April 16, 2018.

Minco Silver Corp [member]
Disclosure of basis of preparation [line items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of preparation

These consolidated financial statements have been prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were approved by the board of directors for issue on March 27, 2018.